COMMITMENTS AND CONTINGENCIES (Details Narrative)	Dec. 31, 2022
Loss Contingencies [Line Items]
Weighted average discounting rate	10.00%
Minimum [Member]
Loss Contingencies [Line Items]
Weighted average remaining lease term	3 years
Maximum [Member]
Loss Contingencies [Line Items]
Weighted average remaining lease term	4 years